Long-term financial assets (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2022 EUR (€) € / shares	Jun. 30, 2022 USD ($) $ / shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 EUR (€)
Preferred Shares
Long-term financial assets
Fair value shares of remaining			€ 0	€ 0
Common Shares Roivant Sciences Ltd
Long-term financial assets
Weighted average selling price | (per share)	€ 4.54	$ 4.59
Gross proceeds from sale	€ 6,300	$ 6.4
Cumulated loss on sale			10,800
Acquisition price of shares			€ 17,100
Amphivena | Preferred Shares
Long-term financial assets
Fair value of shares				€ 0